Revenue from Contract with Customers	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue from contract with customers

6. Revenue from contract with customers

Disaggregated revenue information

The table below shows the disaggregation of the Group’s revenue from contracts with external customers:

	For the year ended December 31, 2023
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Nature of goods or service
Revenue from high-value solutions	366,433	—	366,433
Revenue from other containment and delivery solutions	512,855	—	512,855
Revenue from engineering	—	206,066	206,066
Total revenue from contracts with customers	879,288	206,066	1,085,354

Geographical markets
EMEA	523,681	110,366	634,047
APAC	76,436	26,465	102,901
North America	253,870	63,666	317,536
South America	25,301	5,569	30,870
Total revenue from contracts with customers	879,288	206,066	1,085,354

Timing of revenue recognition
Goods and services transferred at a point in time	861,551	16,235	877,786
Goods and services transferred over time	17,737	189,831	207,568
Total revenue from contracts with customers	879,288	206,066	1,085,354

	For the year ended December 31, 2022
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Nature of goods or service
Revenue from high-value solutions	293,229	—	293,229
Revenue from other containment and delivery solutions	506,423	—	506,423
Revenue from engineering	—	184,028	184,028
Total revenue from contracts with customers	799,652	184,028	983,680

Geographical markets
EMEA	502,066	97,646	599,712
APAC	70,332	29,930	100,262
North America	198,153	52,685	250,838
South America	29,101	3,767	32,868
Total revenue from contracts with customers	799,652	184,028	983,680

Timing of revenue recognition
Goods and services transferred at a point in time	780,903	17,179	798,082
Goods and services transferred over time	18,749	166,849	185,598
Total revenue from contracts with customers	799,652	184,028	983,680

	For the year ended December 31, 2021
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Nature of goods or service
Revenue from high-value solutions	207,815	—	207,815
Revenue from other containment and delivery solutions	486,223	—	486,223
Revenue from engineering	—	149,882	149,882
Total revenue from contracts with customers	694,038	149,882	843,920

Geographical markets
EMEA	415,489	77,985	493,474
APAC	79,463	38,284	117,747
North America	175,231	31,730	206,961
South America	23,855	1,883	25,738
Total revenue from contracts with customers	694,038	149,882	843,920

Timing of revenue recognition
Goods and services transferred at a point in time	667,717	35,477	703,194
Goods and services transferred over time	26,321	114,405	140,726
Total revenue from contracts with customers	694,038	149,882	843,920

Revenue is disclosed by nature according to the goods and services provided by our operating segments. Revenue realized by the Biopharmaceutical and Diagnostic Solutions segment includes:

o
High-value solutions: wholly owned, internally developed products, processes and services for which the Group hold intellectual property rights or have strong proprietary know-how and are characterized by particular complexity or high performance;
o
Other containment and delivery solutions.

The reported geographical markets are EMEA (Europe, Middle East, Africa), North America (United States, Canada, Mexico), South America and APAC (Asia Pacific). Revenue by geographical markets is based on the end customer location.

Contract balances, Trade Receivables and Advances from Customers

The following table provides information on contractual assets and liabilities from contracts with customers as well as on trade receivables and advances from customers:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Trade Receivables	301,769	212,734
Contract Assets	172,580	103,417
Contract Liabilities	(22,306)	(14,847)
Advances From Customers	(22,892)	(26,568)
Non-current advances from customers	(39,418)	—

The contract assets mainly relate to the Group’s right to consideration for production from construction contracts not yet invoiced as of the balance sheet date. The amounts recognized as contract assets are reclassified to trade receivable as soon as the Group has an unconditional right to consideration.

Revenue recognized in the current reporting period which relates to carried-forward contract liabilities amounts to EUR 14,847thousand in 2023 (respectively EUR 18,771 thousand in 2022 and EUR 5,031 thousand in 2021).